Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	¥ 11,424	¥ 16,575	¥ 31,345
Impairment losses recognized for real estate held for sale	¥ 773	¥ 194	411
Consumer Finance Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets			¥ 21,096